Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2018
Net Fee and commission income
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
	2018
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,101	2,614	-	3,716
Advisory	209	850	-	1,059
Brokerage and execution	153	1,073	-	1,226
Underwriting and syndication	-	2,462	-	2,462
Other	78	207	27	312
Total revenue from contracts with customers	1,542	7,206	27	8,775
Other non-contract fee income	-	118	-	118
Fee and commission income	1,542	7,324	27	8,893
Fee and commission expense	(360)	(1,707)	(17)	(2,084)
Net fee and commission income	1,183	5,616	10	6,809

	2017[a]	2016[a]
	£m	£m
Fee and commission income
Banking, investment management and credit related fees and commissions	8,622	8,452
Foreign exchange commission	129	118
Fee and commission income	8,751	8,570
Fee and commission expense	(1,937)	(1,802)
Net fee and commission income	6,814	6,768

Note

a The Barclays Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures are reported under IAS 18.